Trade Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Schedule of Trade Payables
	As at December 31,
	2019	2018
	$ Thousands
Current
Trade Payables	15,375	25,082
Accrued expenses and other payables	20,632	22,590
	36,007	47,672